Average Annual Total Returns - Delaware Diversified Income Fund	Bloomberg US Aggregate Index 1 year	Bloomberg US Aggregate Index 5 years	Bloomberg US Aggregate Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Class R 1 year	Class R 5 years	Class R 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years or lifetime	Class R6 1 year	Class R6 5 years	Class R6 Lifetime	Class R6 Inception Date
Total	(13.01%)	0.02%	1.06%	(17.84%)	(0.56%)	0.83%	(18.96%)	(1.79%)	(0.50%)	(10.54%)	(0.89%)	0.07%	(15.42%)	(0.39%)	0.54%	(14.16%)	0.10%	1.05%	(13.70%)	0.61%	1.56%	(13.63%)	0.70%	1.44%	May 02, 2016